Document and Entity Information	12 Months Ended
Sep. 30, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	KWESST Micro Systems Inc.
Entity Central Index Key	0001889823
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	5,616,782
Document Type	20-F
Document Period End Date	Sep. 30, 2023
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	KWE
Security Exchange Name	NASDAQ
Entity File Number	001-39389
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	155 Terence Matthews Crescent
Entity Address, Address Line Two	Unit #1, Ottawa
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2M 2A8
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Registration Statement	false
Auditor Name	KPMG LLP
Auditor Location	Ottawa, ON
Auditor Firm ID	85
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares, no par value
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Kris Denis
Entity Address, Address Line One	155 Terence Matthews Crescent
Entity Address, Address Line Two	Unit #1, Ottawa
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2M 2A8
City Area Code	613
Local Phone Number	250-9752